DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK,
                                              NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995

DEAR SHAREHOLDER:

During the twelve-month period ended December 31, 1995, interest rates on U.S. Treasury securities declined to levels not seen since early 1994. Much of the U.S. Treasury market's strength during the past twelve months can be attributed to a more accommodative monetary policy by the Federal Reserve Board (In July, and again in December, the central bank lowered the federal-funds rate by 25 basis points). Current economic data support the perception that the central bank has successfully orchestrated a soft landing whereby the U.S. economy is growing quickly enough to avoid recession, yet not so rapidly that inflationary pressure becomes a major issue. However, indications of a more dramatic slowdown in economic activity are appearing, particularly in automobile and retail sectors.

As a result of a slowing economy and lower interest rates, the U.S. Treasury market recorded one of its best 12-month performance periods in years. On December 31, 1995, the 5-year U.S. Treasury note was yielding 5.38 percent compared to 7.83 percent twelve-months ago. During the same period, the yield on the 30-year U.S. Treasury bond declined 193 basis points (1.93 percentage points) to 5.95 percent.

PERFORMANCE AND PORTFOLIO STRUCTURE

The Fund's performance for the fiscal year was reflective of the sharply lower interest rate environment in conjunction with the portfolio's relatively conservative maturity structure. For the twelve-month period ended December 31, 1995, the Fund produced a total return of 16.74 percent, compared to a return of
18.34 percent for the unmanaged Lehman Brothers Mutual Fund General U.S. Government Index. During the fiscal year, the Fund distributed income dividends totaling $0.57 per share. The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the ten-year period beginning December 31, 1985 through the fiscal year ended December 31, 1995, versus a similar hypothetical investment in the issues that comprise the Lehman Brothers General U.S. Government Index. (The Fund's inception date is June 29, 1984.)

The Fund's portfolio continues to be well diversified. As of December 31, 1995, 76 percent of the portfolio was invested in Government National Mortgage Association mortgage-backed securities

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

(GNMAs), 17 percent in U.S. Treasury securities and 7 percent in Resolution Funding Corporation securities (REFCORP). Throughout 1995, the Fund's average maturity reflected a constructive market stance. Accordingly, the Fund's average maturity was gradually extended as attractive investment opportunities became available. On December 31, 1995, the Fund's average maturity was 7.1 years and its average duration was 5.0 years. (Duration measures a bond fund's price sensitivity to interest rate changes.)

As we enter 1996, we expect to further reduce the portfolio's high-coupon, short-term U.S. Treasury position and reinvest the proceeds into both GNMAs and current-coupon U.S. Treasuries. We believe
                                                    [GRAPHIC]
that GNMAs continue to offer
significant long-term value and, in the
present investment environment, offer
not only an incremental yield incentive
over U.S. Treasury securities of
similar maturity but also the potential
for attractive total return.

LOOKING AHEAD

We believe the U.S. economy will
maintain a slow-to-moderate pace in the
first half of 1996 and that the Federal
Reserve Board will continue to make
modest adjustments to monetary policy
as evidence of weak economic trends
emerge. Such action may warrant more
aggressive monetary easing should the
legislators in Washington pass a
credible deficit-reduction package.
Inflation should continue to remain
subdued in the year ahead.

We appreciate your support of Dean
Witter U.S. Government Securities Trust
and look forward to continuing to serve
your investment objectives in the
months and years to come.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995

  PRINCIPAL                          DESCRIPTION
  AMOUNT IN                              AND                              COUPON
  THOUSANDS                         MATURITY DATE                          RATE           VALUE
-----------------------------------------------------------------------------------------------------

               MORTGAGE-BACKED SECURITIES (76.7%)
               Government National Mortgage Assoc. I (75.9%)
$     373,910  10/15/22-2/15/24........................................      6.50 % $     370,988,359
      100,000  (a).....................................................      7.00         101,109,375
    2,179,249  04/15/17-02/15/26.......................................      7.00       2,204,446,292
    1,433,074  11/15/02-11/15/25.......................................      7.50       1,473,379,266
      428,419  10/15/16-12/15/24.......................................      8.00         446,090,937
      474,234  07/15/06-04/15/25.......................................      8.50         497,649,198
      346,852  10/15/08-08/15/21.......................................      9.00         367,337,760
      252,689  10/15/09-12/15/20.......................................      9.50         271,087,840
      278,046  11/15/09-11/15/20.......................................     10.00         305,329,750
          800  04/15/10-06/15/15.......................................     12.50             912,775
                                                                                    -----------------
                                                                                        6,038,331,552
                                                                                    -----------------

               Government National Mortgage Assoc. II (0.6%)
       52,398  01/20/24-02/20/24.......................................      6.50          51,661,279
                                                                                    -----------------

               Government National Mortgage Assoc. GPM I (0.2%)
       12,511  06/15/13-09/15/15.......................................     12.25          14,173,002
                                                                                    -----------------

               TOTAL MORTGAGE-BACKED SECURITIES
               (IDENTIFIED COST $5,912,862,423)...................................      6,104,165,833
                                                                                    -----------------

               U.S. GOVERNMENT OBLIGATIONS (17.4%)
               U.S. Treasury Notes (9.8%)
       59,500  01/15/96................................................      9.25          59,583,672
      193,500  02/15/96................................................      8.875        194,316,328
       50,000  02/29/96................................................      7.50          50,187,500
       95,000  03/31/96................................................      7.75          95,564,063
       38,000  04/15/96................................................      9.375         38,445,312
       62,000  04/30/96................................................      7.625         62,445,625
        9,000  10/15/96................................................      8.00           9,184,218
       20,500  03/31/97................................................      6.875         20,900,391
      189,000  04/30/97................................................      6.875        192,986,719
       55,000  04/15/99................................................      7.00          57,792,969
                                                                                    -----------------
                                                                                          781,406,797
                                                                                    -----------------

               U.S. Treasury Principal Strips (7.6%)
      123,000  02/15/04................................................      0.00          78,317,040
      380,000  05/15/04................................................      0.00         237,860,620
      385,000  08/15/04................................................      0.00         237,627,852
       75,000  11/15/04................................................      0.00          45,573,180
                                                                                    -----------------
                                                                                          599,378,692
                                                                                    -----------------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $1,270,503,037)...................................      1,380,785,489
                                                                                    -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

  PRINCIPAL                          DESCRIPTION
  AMOUNT IN                              AND                              COUPON
  THOUSANDS                         MATURITY DATE                          RATE           VALUE
-----------------------------------------------------------------------------------------------------

               U.S. GOVERNMENT AGENCIES (6.5%)
               Resolution Funding Corp Zero Coupon Strips
$      19,000  01/15/02................................................      0.00 % $      13,678,155
       51,500  07/15/02................................................      0.00          36,035,029
       47,049  10/15/02................................................      0.00          32,369,514
       62,000  01/15/03................................................      0.00          41,897,628
      109,000  04/15/03................................................      0.00          72,491,660
       55,000  07/15/03................................................      0.00          35,989,074
       80,000  10/15/03................................................      0.00          51,542,408
      143,882  01/15/04................................................      0.00          91,182,513
      104,419  04/15/04................................................      0.00          65,088,863
       80,000  07/15/04................................................      0.00          49,077,400
       50,000  01/15/05................................................      0.00          29,704,285
                                                                                    -----------------

               TOTAL U.S. GOVERNMENT AGENCIES
               (IDENTIFIED COST $441,018,385).....................................        519,056,529
                                                                                    -----------------

               SHORT-TERM INVESTMENT (b) (0.4%)
               U.S. GOVERNMENT OBLIGATION
               U.S. Treasury Bill
       30,000  01/18/96
               (Amortized Cost $29,947,583)............................      3.70          29,947,583
                                                                                    -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST $7,654,331,428) (C)......      101.0%  8,033,955,434

LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS....................................       (1.0)    (79,049,413)
                                                -----   -------------

NET ASSETS................................      100.0%  $7,954,906,021
                                                -----   -------------
                                                -----   -------------

---------------------
GPM  Graduated Payment Mortgage.
(a) Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes is $7,654,331,428; the aggregate gross unrealized appreciation is $404,472,011 and the aggregate gross unrealized depreciation is $24,848,005, resulting in net unrealized appreciation of $379,624,006.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $7,654,331,428)..........................  $ 8,033,955,434
Cash........................................................        1,002,221
Receivable for:
    Interest................................................       54,580,493
    Shares of beneficial interest sold......................        3,841,983
Prepaid expenses and other assets...........................           67,893
                                                              ---------------

     TOTAL ASSETS...........................................    8,093,448,024
                                                              ---------------

LIABILITIES:
Payable for:
    Investments purchased...................................      100,170,139
    Dividends...............................................       19,672,951
    Shares of beneficial interest repurchased...............        9,995,112
    Plan of distribution fee................................        5,059,870
    Investment management fee...............................        2,775,314
Accrued expenses and other payables.........................          868,617
                                                              ---------------

     TOTAL LIABILITIES......................................      138,542,003
                                                              ---------------

NET ASSETS:
Paid-in-capital.............................................    9,122,397,781
Net unrealized appreciation.................................      379,624,006
Accumulated undistributed net investment income.............        2,370,793
Accumulated net realized loss...............................   (1,549,486,559)
                                                              ---------------

     NET ASSETS.............................................  $ 7,954,906,021
                                                              ---------------
                                                              ---------------

NET ASSET VALUE PER SHARE,
  863,715,394 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                        $9.21
                                                              ---------------
                                                              ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $  623,354,027
                                                              --------------

EXPENSES
Plan of distribution fee....................................      60,901,969
Investment management fee...................................      33,295,918
Transfer agent fees and expenses............................       4,962,240
Custodian fees..............................................         903,937
Shareholder reports and notices.............................         210,505
Professional fees...........................................          98,105
Registration fees...........................................          59,225
Trustees' fees and expenses.................................          33,537
Servicing fees..............................................          19,562
Other.......................................................         138,779
                                                              --------------

     TOTAL EXPENSES BEFORE EXPENSE OFFSET...................     100,623,777

     LESS EXPENSE OFFSET....................................        (197,886)
                                                              --------------

     TOTAL EXPENSES AFTER EXPENSE OFFSET....................     100,425,891
                                                              --------------

     NET INVESTMENT INCOME..................................     522,928,136
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................     (77,736,417)
Net change in unrealized depreciation.......................     811,733,423
                                                              --------------

     NET GAIN...............................................     733,997,006
                                                              --------------

NET INCREASE................................................  $1,256,925,142
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1995   DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................   $    522,928,136    $    672,850,910
Net realized loss...........................................        (77,736,417)        (93,634,833)
Net change in unrealized appreciation/depreciation..........        811,733,423      (1,005,227,953)
                                                              -----------------   -----------------

     NET INCREASE (DECREASE)................................      1,256,925,142        (426,011,876)

Dividends from net investment income........................       (522,076,848)       (671,363,981)
Net decrease from transactions in shares of beneficial
  interest..................................................       (990,646,568)     (2,926,948,321)
                                                              -----------------   -----------------

     TOTAL DECREASE.........................................       (255,798,274)     (4,024,324,178)

NET ASSETS:
Beginning of period.........................................      8,210,704,295      12,235,028,473
                                                              -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,370,793 AND $1,519,505, RESPECTIVELY)................   $  7,954,906,021    $  8,210,704,295
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts trust on September 29, 1983 and commenced operations on June 29, 1984.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of average daily net assets not exceeding $1 billion; 0.475% to the portion of average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of average daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of average daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of average daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of average daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of average daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of average daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of average daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended December 31, 1995, it received approximately $10,629,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and the proceeds of sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1995 were $1,109,090,830 and $2,254,100,243, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $476,000.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,008. At December 31, 1995, the Fund had an accrued pension liability of $52,554 included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                        DECEMBER 31, 1995             DECEMBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   48,336,027   $  429,525,036    67,499,792   $600,440,123
Reinvestment of dividends........................................   30,293,874      269,738,501    39,882,269    348,224,623
                                                                   -----------   --------------   -----------   ------------
                                                                    78,629,901      699,263,537   107,382,061    948,664,746
Repurchased......................................................  (190,805,203) (1,689,910,105)  (445,440,434) (3,875,613,067)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................  (112,175,302) $ (990,646,568)  (338,058,373) $(2,926,948,321)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

At December 31, 1995, the Fund had a net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 in the following years:

                                                IN THOUSANDS
  ---------------------------------------------------------------------------------------------------------
    1996        1997        1998        1999        2000        2001        2002        2003        Total
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  $ 277,199   $ 270,987   $ 108,731   $ 261,525   $ 154,964   $ 263,492   $ 118,056   $  63,667   $1,518,621
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $30,865,000 during fiscal 1995.

At December 31, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses and a permanent book/tax difference attributable to an expired capital loss carryover. To reflect reclassifications arising from permanent book/tax differences for the year ended December 31, 1995, accumulated net realized loss was credited and paid-in-capital was charged $228,402,412.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED DECEMBER 31
                  ----------------------------------------------------------------------------------------------------------------
                     1995       1994       1993        1992       1991       1990        1989       1988       1987        1986
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $     8.41  $    9.31  $    9.30  $     9.52  $    9.37  $    9.51  $     9.42  $    9.75  $   10.33  $    10.53
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........       0.57       0.58       0.64        0.74       0.87       0.90        0.91       0.97       0.96        1.02
Net realized and
 unrealized gain
 (loss)..........       0.80      (0.90)      0.01       (0.22)      0.15      (0.14)       0.09      (0.33)     (0.58)      (0.20)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......       1.37      (0.32)      0.65        0.52       1.02       0.76        1.00       0.64       0.38        0.82
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 from net
 investment
 income..........      (0.57)     (0.58)     (0.64)      (0.74)     (0.87)     (0.90)      (0.91)     (0.97)     (0.96)      (1.02)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $     9.21  $    8.41  $    9.31  $     9.30  $    9.52  $    9.37  $     9.51  $    9.42  $    9.75  $    10.33
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      16.74%     (3.51)%      7.13%       5.76%     11.43%      8.49%      11.10%      6.74%      3.92%       8.23%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.24%      1.22%      1.18%       1.20%      1.17%      1.23%       1.19%      1.21%      1.18%       1.20%

Net investment
 income..........       6.44%      6.57%      6.78%       7.91%      9.23%      9.60%       9.62%     10.01%      9.63%       9.72%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........     $7,955     $8,211    $12,235     $12,484    $11,736     $9,829     $10,167    $10,366    $10,418     $11,100

Portfolio
 turnover rate...         14%        26%        32%         40%       104%        54%         44%        15%        51%         93%

---------------------
+    Does not reflect the deduction of sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter U.S. Government Securities Trust (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 5, 1996

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rajesh K. Gupta
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
U.S. GOVERNMENT
SECURITIES
TRUST

[Graphic]


ANNUAL REPORT
DECEMBER 31, 1995

     DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                                        GROWTH OF $10,000


          DATE                      TOTAL              LEHMAN U.S. GOVT.
                                                             INDEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1985             $10,000                  $10,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1986             $10,823                  $11,531
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1987             $11,248                  $11,785
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1988             $12,006                  $12,613
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1989             $13,338                  $14,408
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1990             $14,471                  $15,664
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1991             $16,125                  $18,064
-------------------------------------------------------------------------------
     December 31, 1992             $17,053                  $19,370
-------------------------------------------------------------------------------
     December 31, 1993             $18,269                  $21,435
-------------------------------------------------------------------------------
     December 31, 1994             $17,628                  $20,711
-------------------------------------------------------------------------------
     December 31, 1995             $20,579(3)               $24,507
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURNS
                         1 YEAR     5 YEARS     10 YEARS
                     -------------------------------------
                     -------------------------------------
                        16.74(1)    7.30(1)     7.48(1)
                     -------------------------------------
                        11.74(2)    7.00(2)     7.48(2)
                     -------------------------------------
                     -------------------------------------

                        -------------------------------
                        -------------------------------
                                 Fund      Lehman(4)
                            ----     ------
                        -------------------------------
                        -------------------------------

    Past performance is not predictive of future returns.

--------------------------------------
    (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

    (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge
         (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.

    (3)  Closing value, assuming a complete redemption on December 31, 1995.

    (4) The Lehman Brothers General U.S. Government Index is a broad-based, unmanaged measure of all U.S. Government and U.S. Treasury Securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.